Average Annual Total Returns - BlackRock Systematic Multi-Strategy Fund	Sep. 29, 2020
ICE BofA 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.28%
Since Inception	1.16%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.72%
Since Inception	3.24%
Institutional Shares
Average Annual Return:
1 Year	8.43%
Since Inception	4.76%
Inception Date	May 19, 2015
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.78%
Since Inception	2.86%
Inception Date	May 19, 2015
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.01%
Since Inception	2.91%
Inception Date	May 19, 2015